Segment and Revenue by Geography and By Major Customer (Tables)	12 Months Ended
Dec. 31, 2024
Segment and Revenue by Geography and by Major Customer [Abstract]
Schedule of Evaluating Financial Performance and Allocating Resources	Segment operating profit (loss) is used to monitor budget versus actual results, in order to assess the performance of the segment.
	Year ended December 31, 2024
	CIB (*)	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	36,291	21,568	57,859
Cost of revenues	(10,536)	(13,046)	(23,582)
Gross profit	25,755	8,522	34,277
Research and development expenses	23,795	16,680	40,475
Sales and marketing expenses	8,936	9,366	18,302
General and administrative expenses	7,922	8,543	16,465
Change in earnout liability	377	-	377
Segment operating loss	(15,275)	(26,067)	(41,342)
Change in fair value of Forfeiture Shares			37
Financial income, net			4,795
Loss before taxes on income			(36,510)

Depreciation and Amortization expenses	1,619	927	2,546
Stock-based compensation	6,927	8,191	15,118

(*)	Previously named Audio-Video

	Year ended December 31, 2023
	CIB (*)	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	57,411	26,750	84,161
Cost of revenues	(13,149)	(18,420)	(31,569)
Gross profit	44,262	8,330	52,592
Research and development expenses	25,620	22,551	48,171
Sales and marketing expenses	7,410	9,904	17,314
General and administrative expenses	7,062	6,962	14,024
Segment operating profit (loss)	4,170	(31,087)	(26,917)
Change in fair value of Forfeiture Shares			1,713
Financial income, net			5,637
Loss before taxes on income			(19,567)

Depreciation expenses	816	816	1,632
Stock-based compensation	6,928	8,098	15,026

(*)	Previously named Audio-Video
	Year ended December 31, 2022
	CIB (*)	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	74,540	16,175	90,715
Cost of revenues	(16,115)	(11,210)	(27,325)
Gross profit	58,425	4,965	63,390
Research and development expenses	20,901	37,306	58,207
Sales and marketing expenses	7,290	9,669	16,959
General and administrative expenses	8,259	8,334	16,593
Segment operating profit (loss)	21,975	(50,344)	(28,369)
Change in fair value of Forfeiture Shares			2,907
Financial income, net			(1,770)
Loss before taxes on income			(27,232)

Depreciation expenses	641	736	1,377
Stock-based compensation	5,151	6,938	12,089

(*)	Previously named Audio-Video

Schedule of Revenue by Geography, Based on the Customers

The following table shows revenue by geography, based on the customers’ “bill to” location:

	Year Ended December 31
	2024	2023	2022
	U.S. dollars in thousands
Israel	696	3,086	2,803
China	9,328	9,578	9,609
Hong Kong	5,630	7,211	15,157
Portugal	7,768	1,386	299
United States	7,723	7,330	17,494
Japan	5,130	7,445	9,238
Germany	2,423	8,347	6,724
Hungary	12,634	21,126	11,205
Other	6,527	18,652	18,186
	57,859	84,161	90,715

Schedule of Supplemental Data - Major Customers

The following table summarizes the significant customers’ (including distributors) accounts receivable and revenues as a percentage of total accounts receivable and total revenues, respectively:

	December 31
Accounts Receivable	2024	2023
	% of Account Receivable
Customer A	18%	0%
Customer B	16%	10%
Customer C	14%	19%
Customer D	14%	3%
Customer E	3%	11%
Customer F	0%	11%
	Year Ended December 31
	2024	2023	2022
	% of Revenues
Revenues
Customer B	10%	8%	7%
Customer C	15%	17%	7%
Customer D	13%	2%	0%
Customer E	6%	11%	12%
Customer F	5%	5%	10%
Customer G	9%	8%	10%

Schedule of Long-Lived Assets by Geography	Long-lived assets by Geography:
	December 31
	2024	2023	2022
	U.S. dollars in thousands
Domestic (Israel)	9,482	4,419	5,827
China	314	176	225
USA	931	139	217
Other	286	422	345
	11,013	5,156	6,614